Annual Total Returns - High Yield Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - High Yield Strategy Fund - Class C	Aug. 01, 2021
Bar Chart Table:
2011	2.47%
2012	12.77%
2013	10.49%
2014	1.80%
2015	(1.03%)
2016	9.44%
2017	5.34%
2018	(1.66%)
2019	13.24%
2020	(0.97%)